GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross amount:
Beginning balance	$ 9,582,000	$ 4,038,000
Goodwill arising from acquisitions		5,140,000
Exchange differences	98,000	404,000
Ending balance	9,680,000	9,582,000	4,038,000
Accumulated goodwill impairment loss:
Beginning balance	(835,000)	(796,000)
Exchange differences	(8,000)	(39,000)
Ending balance	(843,000)	(835,000)	(796,000)
Goodwill	8,837,000	8,747,000
Period of financial forecasts for cash flow projections	5 years
Impairment charges	0	0	0
PDAger
Gross amount:
Goodwill arising from acquisitions		2,461,000
Etag
Gross amount:
Goodwill arising from acquisitions		$ 2,679,000